SCHEDULE OF RELATED PARTIES (Details) - Stardust Power Inc And Subsidiary [Member] - USD ($)	3 Months Ended		7 Months Ended	9 Months Ended	10 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2023	Sep. 30, 2024	Dec. 31, 2023
Notes obtained from related parties			$ 1,000,000		$ 1,000,000
Roshan Pujari			7,111		7,111
Interest expense			7,111		7,111
Energy Transition Investors LLC [Member]
Notes obtained from related parties			750,000		750,000
Roshan Pujari					5,333
Interest expense					5,333
Vikasa Clean Energy LLP [Member]
Notes obtained from related parties			160,000		160,000
Roshan Pujari					1,138
Interest expense					1,138
Roshan Pujari [Member]
Notes obtained from related parties			$ 90,000		90,000
Roshan Pujari					640
Interest expense					$ 640